Commitments and Contingencies - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
The rental expenses	¥ 28,289	¥ 28,439	¥ 41,178
Capital leases, future minimum payments due	0
Loss contingency accrual	¥ 0